Equity Incentive Plan - Schedule of fair value of closing price of common stock on the date of the grant (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		6 Months Ended	12 Months Ended
	Apr. 20, 2026		Jun. 30, 2026		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Outstanding, Ending Balance			1,514,446		1,514,446
Weighted average remaining contractual term, Expected to vesting					2 years 10 days
Performance Stock Unit
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance			1,109,394		478,000	504,500
Granted			0			0
Released			0			0
Forfeitures and cancellations			0			(26,500)
Number of Shares Outstanding, Ending Balance	1,109,394		1,109,394		1,109,394	478,000	504,500
Weighted Average Exercise Price, Beginning Balance			$ 6.07	[1]	$ 24.69	$ 24.69
Weighted average grant date fair value per share			0			0
Weighted Average Exercise Price, Release			0			0
Weighted Average Exercise Price, Forfeitures and cancellations			0			24.69
Weighted Average Exercise Price, Ending Balance	$ 6.07	[1]	$ 6.07		$ 6.07	$ 24.69	$ 24.69
Weighted-Average Remaining Contractual Term in years	2 years 2 months 19 days	[1]	2 years 10 days			2 years 6 months 7 days	3 years 6 months 7 days
Weighted average remaining contractual term, Expected to vesting					2 years 7 months 17 days
Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance			1,514,446	[2]	1,373,205	1,227,677
Granted			598,820			614,828
Released			(57,402)			(355,627)
Forfeitures and cancellations			0			(113,673)
Number of Shares Outstanding, Ending Balance	1,514,446	[2]	2,055,864		2,055,864	1,373,205	1,227,677
RSU expected to vest			2,055,864		2,055,864	1,373,205
Weighted Average Exercise Price, Beginning Balance			$ 17.62	[2]	$ 18.95	$ 21.79
Weighted average grant date fair value per share			17.75			14.87
Weighted Average Exercise Price, Release			12.95			21.87
Weighted Average Exercise Price, Forfeitures and cancellations			0			18.45
Weighted Average Exercise Price, Ending Balance	$ 17.62	[2]	17.79		17.79	18.95	$ 21.79
Weighted average grant date, Expected to vest			$ 17.79		$ 17.79	$ 18.95
Weighted-Average Remaining Contractual Term in years	1 year 7 months 2 days	[2]	1 year 7 months 24 days			1 year 2 months 1 day	1 year 5 months 15 days
Weighted average remaining contractual term, Expected to vesting			1 year 7 months 24 days		2 years 10 months 13 days	1 year 2 months 1 day
Aggregate Intrinsic Value, Outstanding	$ 28,169	[2]	$ 41,364		$ 41,364	$ 66,573		$ 16,254
Aggregate Intrinsic Value, Expected to vest			$ 41,364		$ 41,364	$ 66,573

[1]	As part of the Spin-Off, 1,109,394 substitute awards were issued related to awards from the AnaptysBio Equity Plan.
[2]	As part of the Spin-Off, 1,514,446 substitute awards were issued related to awards from the AnaptysBio Equity Plan.